Investments	12 Months Ended
Dec. 31, 2024
Investments [Abstract]
INVESTMENTS

NOTE 7 – INVESTMENTS

As of December 31, 2024, the Company had short-term investment of €52,050, comprised of a short-term commercial deposit of €44,050 with an assembling vendor and a short-term commercial deposit with a sales company of €8,000. During the year ended December 31, 2024, the Company recognized interest income of €63,118 from the investments.

As of December 31, 2023, the Company had short-term investments of €2,044,050, comprised of two short-term investments in the bank for aggregate amount of €2,000,000 with repayment terms ranging from 6-7 months, an annual interest rate ranging from 3.54%-3.37% and a short-term commercial deposit of €44,050 with an assembling vendor. During the year ended December 31, 2023, the Company recognized interest income of €444 from its investments.